PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

	2023	2022
Building improvements	$110,838	$114,980
Computer equipment	70,636	100,510
Medical equipment	221,297	579,508
Office equipment	20,866	39,854
Property plant and equipment, gross	423,637	834,852
Less: accumulated depreciation	(161,394)	(364,149)
Property plant and equipment, net	$262,243	$470,703